Credit Risk - Measurement uncertainty, narrative (Details) £ in Billions	6 Months Ended
	Jun. 30, 2022 GBP (£) economic_scenario	Dec. 31, 2021 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios, percentage	100.00%
Covid-19 Related Uncertainty Adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 0.7	£ 1.0
Covid-19 Related Uncertainty Adjustments | Customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 0.6	0.9
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Stress horizon period	5 years
Term at which scenario converges to steady state	7 years
Credit risk | Downside Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic variables to calculate ECL | economic_scenario	2
Credit risk | Upside Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	2
Model Uncertainty Risk | Covid-19 Related Uncertainty Adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance account for credit losses of financial assets | £	£ 0.1	£ 0.1
UK | Downside 2 | Not later than one year | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank rate	2.75%
UK | Downside 2 | Later than three months and not later than six months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank rate	5.00%
UK | Downside 2 | Later than one year | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.20%
USA | Downside 2 | Not later than one year | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Federal funds rate	3.25%
USA | Downside 2 | Later than three months and not later than six months | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Federal funds rate	5.00%
USA | Downside 2 | Later than one year | Unemployment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unemployment rate	9.50%